Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash		$ 12,329	$ 14,172
Cash equivalents	[1]	5,849	3,718
Cash and cash equivalents		$ 18,178	$ 17,890	$ 12,997	$ 13,306
Weighted average interest rate of cash on deposit		0.11%	0.14%

[1]	Comprised mainly of deposits in banks as at December 31, 2014 and 2015 carrying a weighted average interest rate of 0.14% and 0.11%, respectively.